Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2023
Licensed Copyrights [Abstract]
Licensed Copyrights, Net
6.	LICENSED COPYRIGHTS, NET

	As of December 31, 2022
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Licensed copyrights
—Broadcasting rights	43,217	(35,369)	(261)	7,587
—Sublicensing rights	7,399	(7,399)	—	—

	50,616	(42,768)	(261)	7,587

Less: current portion:
—Broadcasting rights	8,213	(7,448)	(19)	746
—Sublicensing rights	7,399	(7,399)	—	—

	15,612	(14,847)	(19)	746

Licensed copyrights—non-current
—Broadcasting rights	35,004	(27,921)	(242)	6,841
—Sublicensing rights	—	—	—	—

	35,004	(27,921)	(242)	6,841

	As of December 31, 2023
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$

	(In millions)
Licensed copyrights
—Broadcasting rights	44,838	(37,060)	(229)	7,549	1,063
—Sublicensing rights	7,668	(7,668)	—	—	—

	52,506	(44,728)	(229)	7,549	1,063

Less: current portion:
—Broadcasting rights	7,774	(7,178)	(14)	582	82
—Sublicensing ri ghts	7,668	(7,668)	—	—	—

	15,442	(14,846)	(14)	582	82

Licens ed copyrights—non-current
—Broadcasting rights	37,064	(29,882)	(215)	6,967	981
—Sublicensing rights	—	—	—	—	—

	37,064	(29,882)	(215)	6,967	981

Amortization expense of RMB10.1 billion, RMB7.8 billion and RMB7.1 billion (US$998 million) was
recognized as cost of revenues for the years ended December 31, 2021, 2022 and 2023, respectively.

Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follow:

	RMB	US$

	(In millions)
Within 1 year	3,087	435
Between 1 and 2 years	1,572	221
Between 2 and 3 years	1,052	148